Deferred Revenue - Additional Information (Detail) $ / shares in Units, $ in Thousands, shares in Millions, $ in Millions				12 Months Ended
	Mar. 03, 2017 USD ($) oz shares	Mar. 03, 2017 CAD ($) oz $ / shares	Mar. 31, 2010	Dec. 31, 2017
Gibraltar [member]
Disclosure of deferred income [line Items]
Ownership interest in joint venture			75.00%	75.00%
Osisko Gold Royalties Ltd [member]
Disclosure of deferred income [line Items]
Upfront cash deposit received | $	$ 33
Quantity of silver deliverable | oz		5,900,000
Percentage of production to be delivered after threshold	35.00%
Cash received per ounce of silver deliveries | oz	2.75
Successive renewal term of sale agreement	10 years
Share purchase warrants issued | shares	3
Warrants exercise price | $ / shares		$ 2.74
Estimated fair value of warrants | $		$ 1,876
Fair value assumption, expected life	3 years
Fair value assumption, expected volatility	61.00%
Fair value assumption, expected dividend yield	0.00%
Fair value assumption, risk-free interest rate	0.90%
Osisko Gold Royalties Ltd [member] | Bottom of range [member]
Disclosure of deferred income [line Items]
Sale agreement term	50 years
Osisko Gold Royalties Ltd [member] | Gibraltar [member]
Disclosure of deferred income [line Items]
Ownership interest in joint venture	75.00%